Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 226,406,250.00
Previously Paid Amount	0.00
Total Fee Amount	31,266.70
Total Offset Amount	0.00
Net Fee	$ 31,266.70